Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of
	June 30,	December 31,
(in $ millions)	2022	2021
Accrued payroll and related costs	$165	$198
Accrued operating expenses	128	147
Accrued restructuring costs (see note 10)	36	69
Client deposits	44	59
Deferred revenue	24	18
Value added and similar taxes payable	10	6
Income tax payable	7	7
Other payables	27	15
Accrued expenses and other current liabilities	$441	$519